COST OF REVENUES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cost Of Revenues [Abstract]
Payroll and related expenses	$ 9,890	$ 7,385	$ 6,352